Financial Risk Management - Schedule of Change in Debts to Credit Institutions (Details) - Debt to credit institutes - Liquidity risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in lease liabilities
Beginning balance	€ (571,017)	€ (205,572)	€ (115,002)
Loans repayments	279,281	10,630	115,000
Proceeds from borrowing	(1,337,178)	(385,234)	(211,934)
New loan fees	25,193	11,100	8,262
Non-cash movements	(7,033)	(1,941)	0
Write-off of loan fees	0	0	(1,898)
Ending balance	€ (1,610,754)	€ (571,017)	€ (205,572)